RELATED PARTIES - Directors’ and Prescribed Officers’ interests in AngloGold Ashanti Shares (Details)	3 Months Ended	12 Months Ended
	Mar. 26, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		298,409	285,349	190,041
Indirect beneficial holding (in shares)		13,213	17,213	17,213
American Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share (in shares)		1
CHESS Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share (in shares)		5
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		26,800	26,800	26,800
Indirect beneficial holding (in shares)		1,000	1,000	1,000
MDC Richter
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		9,300	9,300	9,300
Indirect beneficial holding (in shares)		0	0	0
AH Garner
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		17,500	17,500	17,500
Indirect beneficial holding (in shares)		0	0	0
RJ Ruston
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		0	0	0
Indirect beneficial holding (in shares)		1,000	1,000	1,000
Executive Directors
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		130,117	190,854	101,062
Indirect beneficial holding (in shares)		0	0	0
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		38,168	131,730	50,000
Indirect beneficial holding (in shares)		0	0	0
KC Ramon
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		91,949	59,124	51,062
Indirect beneficial holding (in shares)		0	0	0
Company Secretary
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		0	0	0
Indirect beneficial holding (in shares)		0	0	0
L Marwick
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		0	0	0
Indirect beneficial holding (in shares)		0	0	0
Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		141,492	67,695	62,179
Indirect beneficial holding (in shares)		12,213	16,213	16,213
SD Bailey
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		8,609	1,190	0
Indirect beneficial holding (in shares)		0	0	0
PD Chenard
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		13,194	0	0
Indirect beneficial holding (in shares)		0	0	0
GJ Ehm
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		50,443	35,058	35,058
Indirect beneficial holding (in shares)		12,213	16,213	16,213
L Eybers
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		28,466	18,164	17,207
Indirect beneficial holding (in shares)		0	0	0
I Kramer
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		0	0	0
Indirect beneficial holding (in shares)		0	0	0
S Ntuli
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		6,421	0	0
Indirect beneficial holding (in shares)		0	0	0
TR Sibisi
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)		34,359	13,283	9,914
Indirect beneficial holding (in shares)		0	0	0
KOF Busia | American Depository Shares | Acquisition and sale of company shares by key management personnel
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired (in shares)	1,000